Submission	May 19, 2026
Submission [Line Items]
Central Index Key	0000787253
Registrant Name	NATURAL ALTERNATIVES INTERNATIONAL INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES